Significant Balance Sheet Components - Schedule of Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Balance Sheet Related Disclosures [Abstract]
Depreciation and amortization	$ 1,100	$ 800	$ 3,205	$ 2,419	$ 3,154	$ 2,314